Details of treasury / other financial risks - Text Details (Detail) € in Thousands, $ in Millions			12 Months Ended				24 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€)
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Cash and cash equivalents	[1]	€ 1,688,000	€ 1,688,000	€ 1,939,000		€ 2,334,000	€ 1,688,000				€ 1,766,000
Short-term deposits, classified as cash equivalents		1,174,000	1,174,000	1,302,000			1,174,000
Other non-current financial assets		360,000	360,000	587,000	[2]		360,000
Investments in equity instruments designated at fair value through other comprehensive income	[3]	435,000	435,000				435,000
Contractual capital commitments		86,000	86,000	83,000			86,000
Accounts payable known to have been sold onwards under supplier finance arrangements		275,000	275,000				275,000
Operating lease payments for sale-and-leaseback arrangements		31,000	€ 31,000	31,000			31,000
Hedge tenor of net anticipated exposure			15 months
Net anticipated exposures hedge layer size			20.00%
Net anticipated exposures hedge maximum			80.00%
Equity		12,117,000	€ 12,117,000	12,023,000		13,453,000	12,117,000				11,725,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss			200	1,400
Net fair value of transactional hedges		(7,000)	€ (7,000)	€ (21,000)			€ (7,000)
Increase in the value of the EUR against all currencies			10.00%	10.00%			10.00%
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			€ 113,000	€ 102,000
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies		14,000
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies			99,000
Other comprehensive income, before tax, exchange differences on translation			383,000	(1,177,000)		219,000
Cross-currency interest rate swaps nominal value | $								$ 1,100
Fair value liability of cross-currency interest rate swaps designated as net investment hedges		246,000	246,000	330,000			€ 246,000
External bond funding for a nominal value designated as net investment hedges | $								$ 1,473		$ 2,535
External bond funding book value designated as net investment hedges		(1,290,000)	(1,290,000)				(1,290,000)
Net fair value of financing derivatives		246,000	246,000	326,000			246,000
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies			63,000	213,000
Borrowings		4,821,000	4,821,000	4,715,000		5,606,000	4,821,000
Non-current portion of non-current borrowings		3,427,000	3,427,000	4,044,000		4,021,000	3,427,000
Short-term debt	[4],[5]	164,000	164,000				164,000
Financial assets, at fair value		817,000	817,000				817,000
Threshold of cash and short term deposits with A- credit rating			10,000
Captive retained per claim for general, product and professional liability claims			5,000
Captive retained per claim for general, product and professional liability claims, aggregate			10,000
Interest rate risk [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Cash and cash equivalents		1,688,000	1,688,000	1,939,000			1,688,000
Borrowings		(4,821,000)	(4,821,000)	(4,715,000)			(4,821,000)
Non-current portion of non-current borrowings		(3,427,000)	(3,427,000)	(4,044,000)			(3,427,000)
Short-term debt		€ (1,394,000)	€ (1,394,000)	€ (672,000)			€ (1,394,000)
Ratio of fixed-rate long-term debt to total outstanding debt		67.00%	67.00%	72.00%			67.00%	67.00%		72.00%
Instantaneous decrease in long-term interest rates		1.00%	1.00%	1.00%			1.00%	1.00%		1.00%
Increase in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest decrease		€ (275,000)	€ (275,000)	€ (271,000)			€ (275,000)
Instantaneous increase in long-term interest rates		1.00%	1.00%	1.00%			1.00%	1.00%		1.00%
Decrease in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest increase		€ 276,000	€ 276,000	€ 271,000			€ 276,000
Annualized net interest expense driven by 1% interest increase			9,000	12,000
Bottom of range [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Policy deductibles per occurrence			250
Top of range [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Policy deductibles per occurrence			5,000
China [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		1,900,000	1,900,000				1,900,000
Germany [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		551,000	551,000				551,000
United Kingdom of Great Britain and Northern Ireland [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		643,000	643,000				643,000
India [Member] | Bottom of range [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		300,000	300,000				300,000
India [Member] | Top of range [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		500,000	500,000				500,000
Japan [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		714,000	714,000				714,000
Netherlands [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		1,900,000	1,900,000				1,900,000
Other countries [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		500,000	500,000				500,000
United States of America [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		10,900,000	10,900,000				10,900,000
Swiss Franc [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			5,000
Change in the value of transactional hedges following a 10% increase in the value of the EUR against all currencies				5,000
Pound Sterling [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			7,000	10,000
Yen [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			15,000	17,000
Zloty [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			5,000	6,000
RUB [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			6,000
US Dollar [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR			75,000	53,000
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies				208,000
Change in the value of derivatives following a 10% increase in the value of a currency against EUR			79,000
Cash flow hedges [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			40	100
Change in value of forward elements of forward contracts and time value of options[Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Equity		(6,000)	(6,000)				(6,000)
Reserve of cash flow hedges [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Equity		(10,000)	(10,000)	23,000		€ 10,000	(10,000)				€ 12,000
North American headquarters will move from Andover to Cambridge [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Off balance sheet lease commitment									€ 218,000
Level 1 of fair value hierarchy [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Financial assets, at fair value		20,000	20,000	1,313,000			20,000
Level 1 of fair value hierarchy [member] | Signify Member
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		434,000	434,000				434,000
Level 1 of fair value hierarchy [member] | Equity investments [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Other non-current financial assets		42,000	42,000				42,000
Financial assets, at fair value		476,000	476,000	1,313,000			476,000
Level 2 and 3 of fair value hierarchy [member] | Equity investments [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income				€ 150,000
Royal Philips NV [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Commercial Paper Program | $								$ 2,500
Undrawn borrowing facilities		€ 1,000,000	€ 1,000,000				€ 1,000,000

[1]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[2]	Refer to IFRS 9 disclosure in Significant accounting policies note for the impact of IFRS 9 on 2018 opening balance.
[3]	The majority of the balance reflects the remaining stake in Signify (formerly Philips Lighting), which relates to equity instruments.
[4]	Amounts in this table are undiscounted
[5]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement